UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4765

DREYFUS PREMIER NEW YORK MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Premier New York Municipal Bond Fund
Statement of Investments
August 31, 2005 (Unaudited)

Long-Term Municipal Investments--96.3%
	Principal
	Amount ($)		Value ($)

Buffalo Fiscal Stability Authority, Sales Tax and
State Aid Revenue
5%, 9/1/2016 (Insured; MBIA)	2,305,000		2,556,614

Erie County Industrial Development Agency,
School Facility Revenue
(City School District of the City of Buffalo Project):
5.75%, 5/1/2024 (Insured; FSA)	1,500,000		1,732,155
5.75%, 5/1/2025 (Insured; FSA)	1,000,000		1,154,770

Erie Tobacco Asset Securitization Corp.,
Tobacco Settlement Asset-Backed 5%, 6/1/2038	2,000,000		1,991,540

Huntington Housing Authority, Senior Housing
Facility Revenue (Gurwin Jewish
Senior Residences) 6%, 5/1/2029	1,370,000		1,389,344

Jefferson County Industrial Development Agency,
SWDR (International Paper Co.)
5.20%, 12/1/2020	1,465,000		1,504,921

Long Island Power Authority, Electric System Revenue:
5.25%, 12/1/2014	3,000,000		3,348,330
5%, 9/1/2033 (Insured; CIFG Assurance)	1,000,000		1,054,230

Metropolitan Transportation Authority, Revenue:
5.50%, 11/15/2018 (Insured; AMBAC)	4,000,000		4,514,880
Dedicated Tax Fund
5.25%, 11/15/2025 (Insured; FSA)	4,000,000		4,375,560
State Service Contract
5.125%, 1/1/2029	1,000,000		1,076,540
Transit Facilities:
5.125%, 1/1/2012
(Insured; FSA)	1,225,000	a	1,353,625
5.125%, 7/1/2012
(Insured; FSA)	2,775,000	a	3,083,330

Nassau County Industrial Development Agency, IDR
(Keyspan - Glenwood) 5.25%, 6/1/2027	4,000,000		4,203,520

Newburg Industrial Development Agency, IDR (Bourne and
Kenney Redevelopment Co.)
5.75%, 8/1/2032 (Guaranteed; SONYMA)	1,000,000		1,073,130

New York City:
6%, 8/1/2007	1,870,000	a	1,997,945
6.75%, 2/1/2009	140,000		157,156
6.75%, 2/1/2009	1,860,000		2,069,362
6%, 8/1/2017	1,130,000		1,198,851
5.375%, 12/1/2020	1,000,000		1,087,120
5%, 8/1/2021	2,000,000		2,130,920
5%, 8/1/2021	2,000,000		2,142,860
5.50%, 8/1/2021	2,000,000		2,209,640
5.25%, 8/15/2024	2,420,000		2,638,357
5%, 4/1/2030	2,500,000		2,640,800
5%, 4/1/2035	3,800,000		4,005,466

New York City Housing Development Corp., Revenue:
Multi-Family Housing
5.25%, 11/1/2030	2,500,000		2,640,525
(New York City Housing Program)
5%, 7/1/2025 (Insured; FGIC)	1,000,000		1,079,320

New York City Industrial Development Agency:
Civic Facility Lease Revenue
(College of Aeronautics Project) 5.45%, 5/1/2018	1,000,000		1,034,800
(7 World Trade Center Project) 6.25%, 3/1/2015	1,000,000		1,063,650

New York City Municipal Water Finance Authority,
Water and Sewer Systems Revenue:
5.25%, 6/15/2034	2,000,000		2,167,000
5%, 6/15/2037	2,500,000		2,652,000

New York City Transitional Finance Authority, Revenue:
6%, 5/15/2010	450,000	a	511,236
5.50%, 11/1/2026	2,000,000		2,214,700

New York State Dormitory Authority, Revenues:
(Consolidated City University System):
5.75%, 7/1/2009 (Insured; AMBAC)	3,000,000		3,256,380
5.75%, 7/1/2013 (Insured; AMBAC)	1,000,000		1,142,700
5.625%, 7/1/2016	4,000,000		4,603,160
5.75%, 7/1/2016 (Insured; FGIC)	1,000,000		1,111,650
5.75%, 7/1/2018 (Insured; FSA)	1,000,000		1,181,670
(Court Facilities) 5.25%, 5/15/2015	3,000,000		3,286,800
Health Hospital and Nursing Home:
(Catholic Health of Long Island)
5%, 7/1/2021	2,000,000		2,090,660
(Department of Health):

5.75%, 7/1/2006	390,000	a	407,133
5%, 7/1/2014	2,000,000		2,191,920
5%, 7/1/2025 (Insured; CIFG Assurance)	2,500,000		2,683,575
(Ideal Senior Living Center Housing Corp.)
5.90%, 8/1/2026 (Insured; MBIA-FHA)	1,000,000		1,036,200
(Lutheran Medical Center)
5%, 8/1/2014 (Insured; MBIA)	1,000,000		1,096,590
Mental Health Facilities Improvement:
5%, 2/15/2014	120,000	a	132,566
5%, 2/15/2028	880,000		924,854
(Miriam Osborn Memorial Home)
6.875%, 7/1/2019 (Insured; ACA)	1,000,000		1,140,000
(Mount Sinai NYU Heath Obligated Group):
5.50%, 7/1/2026	2,000,000		2,042,640
5.50%, 7/1/2026	500,000		510,660
(Municipal Health Facilities Improvement
Program) 5.50%, 5/15/2024 (Insured; FSA)	1,000,000		1,037,780
(New York Methodist Hospital) 5.25%, 7/1/2024	1,750,000		1,880,988
(North General Hospital)
5.75%, 2/15/2016	3,000,000		3,375,630
(Winthrop South Nassau University Hospital)
5.50%, 7/1/2023	1,650,000		1,768,487
(Long Island University) 5.50%, 9/1/2020	1,585,000		1,732,785
(Manhattan College) 5.50%, 7/1/2016	975,000		1,068,493
(Rochester University) 5%, 7/1/2034	2,870,000		3,015,107
(State Personal Income Tax)
5.375%, 3/15/2013	1,000,000	a	1,132,270
(State University Educational Facilities):
5.50%, 7/1/2011 (Insured; FGIC)	1,000,000	a	1,122,870
5.875%, 5/15/2017	2,000,000		2,365,140

New York State Housing Finance Agency,
Service Contract Obligation Revenue
5.50%, 9/15/2018	1,650,000		1,744,380

New York State Power Authority, Revenue
5%, 11/15/2015 (Insured; MBIA)	4,000,000		4,380,320

New York State Thruway Authority:
General Revenue
5%, 1/1/2024 (Insured; AMBAC)	2,000,000		2,160,060
Highway Bridge and Trust Fund
5%, 4/1/2019 (Insured; AMBAC)	3,000,000	b	3,297,810
Service Contract Revenue
(Local Highway and Bridge):
5.75%, 4/1/2009	2,000,000	a	2,205,980
5.25%, 4/1/2011	2,500,000	a	2,766,125
6%, 4/1/2011	1,955,000		2,081,489

New York State Urban Development Corp., Revenue,
Personal Income Tax
5.50%, 3/15/2013 (Insured; FGIC)	2,450,000	a	2,794,298

Niagara County Industrial Development Agency, SWDR:
5.55%, 11/15/2024	1,000,000		1,064,650
5.625%, 11/15/2024	2,000,000		2,142,960

Niagara Frontier Transportation Authority, Airport Revenue
(Buffalo Niagara International Airport)
5.625%, 4/1/2029 (Insured; MBIA)	2,000,000		2,147,300

Orange County Industrial Development Agency,
Life Care Community Revenue
(Glen Arden Inc. Project) 5.625%, 1/1/2018	1,000,000		940,980

Port Authority of New York and New Jersey
(Consolidated Thirty Seventh Series)
5.50%, 7/15/2018 (Insured; FSA)	3,000,000		3,384,270

Rensselaer County Industrial Development Agency, IDR
(Albany International Corp.)
7.55%, 6/1/2007 (LOC; Norstar Bank)	1,500,000		1,603,845

Sales Tax Asset Receivable Corp.,
Sales Tax Asset Revenue
5%, 10/15/2020 (Insured; MBIA)	1,500,000		1,638,210

Tobacco Settlement Financing Corp. of New York:
5.50%, 6/1/2018	1,000,000		1,108,790
5.50%, 6/1/2021	3,000,000		3,323,490

Triborough Bridge and Tunnel Authority, Revenue:
5%, 11/15/2032 (Insured; MBIA)	2,000,000		2,103,040
Highway and Toll 6%, 1/1/2012	2,000,000		2,253,280

Ulster County Industrial Development Agency, Civic Facility
Revenue (Benedictine Hospital Project) 6.40%, 6/1/2014	730,000		714,633

Watervliet Housing Authority, Residential Housing
Revenue (Beltrone Living Center Project) 6%, 6/1/2028	1,000,000		952,870

Westchester Tobacco Asset Securitization Corp.,
Tobacco Settlement Asset-Backed
5.125%, 6/1/2045	1,200,000		1,205,388

U.S. Related--6.5%

Children's Trust Fund of Puerto Rico, Tobacco Settlement

Asset Backed 6%, 7/1/2010	2,000,000	a	2,252,180

Puerto Rico Electric Power Authority, Power Revenue
5.625%, 7/1/2010 (Insured; FSA)	2,000,000	a	2,242,680

Puerto Rico Highway and Transportation Authority,
Transportation Revenue
5.75%, 7/1/2019 (Insured; MBIA)	1,500,000		1,681,035

Puerto Rico Industrial Medical, Educational and
Environmental Pollution Control Facilities Financing
Authority, HR (Saint Luke's Hospital Project)
6.25%, 6/1/2006	755,000	a	772,244

Puerto Rico Infrastructure Financing Authority,
Special Tax Revenue
Zero Coupon, 7/1/2030	5,000,000		1,663,100

Virgin Islands Public Finance Authority, Revenue
5.50%, 10/1/2014	3,000,000		3,207,600

Total Long-Term Municipal Investments
(cost $166,318,263)			175,225,912

Short-Term Municipal Investments--5.0%

New York;

New York City:
2.33% (LOC; Bank of New York)	4,000,000	c	4,000,000
2.37% (LOC; JPMorgan Chase Bank)	2,000,000	c	2,000,000

New York City Municipal Water Finance Authorty,
Water and Sewer System Revenue
2.30% (Insured; FGIC)	2,000,000	c	2,000,000

New York City Transitional Finance Authority
(New York City Recovery) 2.88%	1,100,000	c	1,100,000

Total Short-Term Municipal Investments
(cost $9,100,000)			9,100,000

Total Investments (cost $175,418,263)	101.3%		184,325,912

Liabilities, Less Cash and Receivables	(1.3%)		(2,277,388)

Net Assets	100.0%		182,048,524

Notes to Statement of Investments:

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b Purchased on a delayed delivery basis.

c Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier New York Municipal Bond Fund
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 25, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 25, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)